INTANGIBLE ASSETS, NET - Estimated amortization expense (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Estimated amortization expenses
Within 1 year	¥ 134,344
Between 1 and 2 years	125,956
Between 2 and 3 years	112,122
Between 3 and 4 years	108,407
Thereafter	241,847
Total	¥ 722,676